CONCENTRATION OF RISKS	12 Months Ended
Mar. 31, 2026
Risks and Uncertainties [Abstract]
CONCENTRATION OF RISKS

19.	CONCENTRATION OF RISKS

Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company maintains its cash and cash equivalents with reputable financial institutions that management believes are of high credit quality.

Accounts receivable primarily comprise trade receivables due from customers. The Company performs ongoing credit evaluations of its customers and generally does not require collateral or other security. The Company maintains an allowance for expected credit loss based on historical collection experience, the aging of receivables, current economic conditions, and specific customer credit risk.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.	CONCENTRATION OF RISKS – CONTINUED

Concentration of customers

No individual customer accounted for more than 10% of accounts receivable as of March 31, 2026.

Two customers individually accounted for more than 10% of accounts receivable as of March 31, 2025. One of these customers subsequently settled its outstanding balance in full after the financial year-end.

No individual customer accounted for more than 10% of accounts receivable as of March 31, 2024.

No individual customer accounted for more than 10% of the Company’s revenue for the years ended March 31, 2024, 2025 and 2026.

Concentration of vendors

As of March 31, 2026, two vendors accounted for approximately 44% and 19% of the Company’s accounts payable, respectively. The balance due to the vendor representing approximately 44% of accounts payable was assumed as part of the business acquisitions completed during the year (see Note 3) and remained outstanding as of March 31, 2026. The balance due to the vendor representing approximately 19% of accounts payable arose from normal business operations and primarily reflected invoices received shortly before the financial year end. Management does not consider the Company to be substantially dependent on either vendor.

For the year ended March 31, 2026, total commission expense was US$470,649. Two vendors accounted for approximately 20% and 9%, respectively, of total commission expense.

As of March 31, 2025, four vendors accounted for approximately 35%, 28%, 23% and 12% of the Company’s accounts payable, respectively. The Company was not substantially dependent on these vendors, as purchases from the two principal vendors represented only approximately 0.35% and 0.25%, respectively, of total cost of revenue for the year ended March 31, 2025.

For the year ended March 31, 2025, total commission expense was US$676,312. Two vendors accounted for approximately 5% and 4%, respectively, of total commission expense.

As of March 31, 2024, two vendors accounted for approximately 57.7% and 11% of the Company’s accounts payable, respectively. The Company was not substantially dependent on the principal vendor, as purchases from that vendor represented approximately 1.9% of total cost of revenue for the year ended March 31, 2024.

For the year ended March 31, 2024, total commission expense was US$249,280. Two vendors accounted for approximately 46.4% and 24.8%, respectively, of total commission expense.

Commission expense is included in Cost of revenue in the consolidated statements of operations.

Credit Risk

Credit risk is the potential financial loss to the Company resulting from the failure of a customer or a counterparty to settle its financial and contractual obligations to the Company, as and when they fall due. As the Company does not hold any collateral, the maximum exposure to credit risk is the carrying amounts of trade and other receivables (exclude prepayments) and cash and bank deposits presented on the balance sheets. The Company has no other financial assets which carry significant exposure to credit risk.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.	CONCENTRATION OF RISKS – CONTINUED

Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting its financial obligations as they become due. The Company’s objective is to maintain sufficient liquidity to meet its liabilities when due under both normal and stressed conditions, without incurring unacceptable losses or risking damage to its reputation.

The Company manages its liquidity by maintaining adequate cash and cash equivalents and monitoring forecast and actual cash flows. Management believes the Company maintains sufficient liquidity to fund its operations and meet its contractual obligations as they become due.

Interest rate risk

Interest rate risk is the risk that changes in market interest rates will affect the fair value or future cash flows of the Company’s financial instruments. The Company’s exposure to interest rate risk is primarily related to cash and cash equivalents held with financial institutions.

Management believes that a reasonably possible change in market interest rates would not have a material effect on the Company’s consolidated financial statements.

Exchange rate risk

The Company operates in Singapore, the United Arab Emirates, Hong Kong and the People’s Republic of China and is therefore exposed to foreign currency risk arising from fluctuations in exchange rates. Although the Company’s reporting currency is the U.S. dollar, certain transactions and balances are denominated in Singapore dollars, Renminbi, Hong Kong dollars and United Arab Emirates Dirham.

Fluctuations in exchange rates may affect the Company’s reported revenues, expenses, assets and liabilities upon translation into U.S. dollars. Management monitors foreign currency exposures on an ongoing basis but does not currently enter into derivative financial instruments to hedge foreign currency risk.

Geopolitical Uncertainty

The Company is subject to risks arising from global geopolitical developments, including ongoing conflicts in parts of the Middle East and Europe. These events may contribute to volatility in global markets, energy prices, freight markets, foreign exchange rates and supply chains, which could adversely affect customer demand, operating costs and the Company’s financial performance.

The Company operates in several jurisdictions, including the United Arab Emirates. While the Company’s operations are not located in areas directly affected by the ongoing conflicts, regional instability or broader macroeconomic disruptions could indirectly affect its business through changes in market conditions, customer demand, trade flows and shipping activities. Management continues to monitor these developments and evaluate their potential impact on the Company’s operations and financial position. As of the date of issuance of these consolidated financial statements, the Company has not experienced a material adverse impact from these events.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS